Financial Instruments - Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Carrying Amount [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	$ 19,488	$ 19,795
Debt	24,650	25,895
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	19,590	19,979
Debt	$ 24,890	$ 26,137